Loan Payable (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Loan Payable
Note 8. Loan Payable
Term Loan
On February 22, 2021, the Company entered into a Term Loan and Security Agreement (the “Term Loan”) which provided the Company with up to $40.0 million in borrowing capacity at an annual interest rate of 12%. The company borrowed $25.0 million of the Term Loan at inception of the agreement on March 1, 2021. The remaining $15.0 million of borrowing capacity is no longer available as the Company did not achieve certain milestones by the June 30, 2021 deadline. The repayment terms of the Term Loan provide for interest-only payments from March 1, 2021 through February 28, 2022.
Under the original terms, the principal amount was due and payable on March 1, 2022. However, during January 2022 the Company exercised its option to pay back the principal amount of the Term Loan over two years beginning on March 1, 2022 and ending on February 28, 2024.
The Company allocated the proceeds from the Term Loan agreement to the note and warrants issued in conjunction with the Term Loan comprising the financing agreement based on the relative fair value of the individual securities on the February 22, 2021 closing date of the agreements. The discount attributable to the note, an aggregate of $15.8 million, primarily related to the value of the warrant liability with immaterial issuance costs, is amortized using the effective interest method over the term of the note, originally maturing on March 1, 2022, but now being repaid over two years, recorded as interest expense. Because the discount on the note exceeds 63% of its initial face value, and because the discount is amortized over the period from issuance to maturity, the calculated effective interest rate up until January 2022 was 126.0%.
As a result of the exercised extended repayment schedule, the unamortized discount and issuance costs were recast over the updated term of the loan and resulted in a recalculated effective interest rate of 28.2%. Interest expense amortization was zero and $45.7 thousand for the three and nine months ended September 30, 2024, respectively, and $0.3 million and $1.2 million for the three and nine months ended September 30, 2023, respectively.
In February, 2024, the Company repaid the remaining principal balance of the Term Loan.
Convertible Promissory Note
On July 12, 2024, the Company and Space Infrastructure Ventures (“SIV”) entered into a secured convertible promissory note (the “July Convertible Note”) pursuant to which the Company borrowed $2.3 million as of September 26, 2024. The July Convertible Note bears an annual interest rate of 15%. Principal on the July Convertible Note is to be re-paid in four equal payments on a quarterly basis, commencing on December 1, 2024, and maturing on September 1, 2025, at which time all accrued interest is due.
Amounts borrowed under the July Convertible Note are secured by a lien on substantially all of the assets of the Company. In lieu of cash payments of accrued interest, SIV, in its sole discretion, may elect to receive shares of Class A common stock at a conversion price of $0.53 per share. On the maturity date, subject to the satisfaction of applicable legal and regulatory conditions, all outstanding obligations under the Convertible Note automatically convert into Class A common stock at the conversion price.
The July Convertible Note requires SIV’s consent to take certain actions, such as increasing compensation, purchasing assets, extending financing, making capital expenditures, repaying debts outside the ordinary course of business or investing in any entity or enterprise.
The July Convertible Note can be prepaid in full at any time, subject to a prepayment penalty fee of 10%. The July Convertible Note will accelerate and become immediately due upon the occurrence of certain customary events of default, including failure to pay amounts owing when due and/or certain events involving a discontinuation of our business or certain types of proceedings involving insolvency, bankruptcy, receivership and the like, or a change of control of Momentus. Contingent interest related these events of default was an embedded derivative that required bifurcation and recognition as a derivative liability (“Default Interest Derivative”). The Default Interest Derivative instrument is recorded at fair value and marked-to-market each reporting period with changes in fair value being reflected in earnings. As of both the issuance date and September 30, 2024, the Default Interest Derivative was valued at zero. During the three months ended September 30, 2024, there were no mark-to-market adjustments recorded through earnings.

Note 8. Loan Payable
Term Loan
On February 22, 2021, the Company entered into a Term Loan and Security Agreement (the “Term Loan”) which provided the Company with up to $40.0 million in borrowing capacity at an annual interest rate of 12%. $25.0 million of the Term Loan was immediately available for borrowing by the Company at the inception of the agreement, the Company borrowed this amount on March 1, 2021. The remaining $15.0 million of borrowing capacity is no longer available as the Company did not achieve certain milestones by the June 30, 2021 deadline. The repayment terms of the Term Loan provide for interest-only payments from March 1, 2021 through February 28, 2022. Under the original terms, the principal amount was due and payable on March 1, 2022. However, during January 2022 the Company exercised its option to pay back the principal amount of the Term Loan over two years beginning on March 1, 2022 and ending on February 28, 2024.
The Company allocated the proceeds from the Term Loan agreement to the note and warrants issued in conjunction with the Term Loan comprising the financing agreement based on the relative fair value of the individual securities on the February 22, 2021 closing date of the agreements. The discount attributable to the note, an aggregate of $15.8 million, primarily related to the value of the warrant liability with immaterial issuance costs, is amortized using the effective interest method over the term of the note, originally maturing on March 1, 2022, but now being repaid over two years, recorded as interest expense. Because the discount on the note exceeds 63% of its initial face value, and because the discount is amortized over the period from issuance to maturity, the calculated effective interest rate up until January 2022 was 126.0%.
As a result of the exercised extended repayment schedule, the unamortized discount and issuance costs were recast over the updated term of the loan and resulted in a recalculated effective interest rate of 28.2%. Interest expense amortization was $1.4 million and $2.7 million, for the years ended December 31, 2023 and 2022, respectively.
As of December 31, 2023, the Company’s total loan payable consisted of gross Term Loan payable of $2.3 million offset by unamortized debt discount and issuance costs of $45.7 thousand. The Term Loan principal has future scheduled maturities of $2.3 million for 2024.